INCOME TAXES	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE – 11 INCOME TAXES

The provision for income taxes consisted of the following:

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Current tax	$2,509	$-	$1,172	$150
Deferred tax	-	-	-	-

Income tax expense	$2,509	$-	$1,172	$150

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company’s subsidiaries operate in different countries that are subject to taxes in the governing jurisdictions in which they operate, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, ROMA is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

BVI

LTV is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands.

Hong Kong

RRA is incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. RRA did not make any provisions for Hong Kong profits tax as there were no assessable profits derived from or earned in Hong Kong since inception.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2023, 2024 AND 2025

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Loss before income taxes	$(1,039,994)	$(3,726,580)	$(15,899,998)	$(2,038,461)
Statutory income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense at statutory rate	(171,599)	(614,886)	(2,623,500)	(336,346)
Items not subject to taxes	(60,838)	(10,398)	(23,519)	(3,015)
Items not deductible from tax	-	33,264	9,265	1,188
Property and equipment	4,052	4,997	2,750	353
Valuation allowance	228,385	587,023	2,635,004	337,820
Under-provision from prior years	2,509	-	-	-

Income tax expense	$2,509	$-	$-	$-

Singapore

Roma (S) is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore., the reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2023, 2024 and 2025.

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Profit (loss) before income taxes	$30,617	$26,510	$(1,248,850)	$(160,109)
Statutory income tax rate	17%	17%	17%	17%
Income tax expense at statutory rate	5,205	4,507	(212,305)	(27,219)
Items not subject to taxes	(5,205)	(4,507)	-	-
Valuation allowance	-	-	212,305	27,219
Under-provision from prior years	-	-	1,172	150

Income tax expense	$-	$-	$1,172	$150

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2024 and 2025:

	As of March 31,
	2024	2025	2025
	HKD	HKD	USD
Deferred tax assets:
Net operating loss carry forwards in Hong Kong	$1,163,749	$3,798,573	$486,997
Net operating loss carry forwards in Singapore	-	212,305	27,219
Less: valuation allowance	(1,163,749)	(4,010,878)	(514,216)

	$-	$-	$-

As of March 31, 2024 and 2025, the Company’s operations incurred HKD7,053,024 and HKD24,270,506 (USD3,111,603) of cumulative net operating losses which can be carried forward to offset future taxable income. There is no expiry in net operating loss carryforwards under Hong Kong and Singapore tax regime. The valuation allowance is reviewed annually.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2023, 2024 and 2025 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2025.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2023, 2024 AND 2025